Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented unless otherwise stated.

a.	Basis of presentation of the financial statements:

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) (IFRS).

The consolidated financial statements have been prepared on a cost basis, except for derivative financial instruments and digital assets that have been measured at fair value. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand, except where otherwise indicated.

The Company has elected to present the profit or loss items using the function of expense method.

b.	The operating cycle:

The Company’s activities have a one year operating cycle. Accordingly, the assets and liabilities are classified in the statement of financial position as current assets and liabilities based on the Company’s operating cycle. The operating cycle of the Company is to mine digital assets and then routinely deposit them into custody, or convert them to fiat currency as needed.

c.	Consolidated financial statements:

These financial statements consolidate the Company’s subsidiaries from the date of acquisition until the date that control is lost. The subsidiaries are controlled by the Company, where control is achieved when the Company is exposed to or has the right to variable returns from its involvement with the investee and has the current ability to direct the activities of the investee that significantly affect the investee’s returns.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all subsidiaries of the Company. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

d.	Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date at fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (CGUs) or group of CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

e.	Function currency and presentation currency:

1.	Functional currency and presentation currency:

The financial statements are presented in U.S. Dollars, which is the functional currency of the parent company, as well as the functional currency of Backbone, Backbone Argentina, Backbone Paraguay and Backbone Mining. The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions. The functional currency of Volta, a Canadian subsidiary, is the Canadian dollar.

The Company determines the functional currency of each subsidiary. Volta has a Canadian functional currency, and, as such, assets and liabilities are translated using the exchange rate in effect at each reporting date. Revenues and expenses are translated using the average exchange rates in effect for all periods presented. The resulting translation differences are included in other comprehensive income. The translation differences on foreign currency translation of Volta was immaterial for the years ended December 31, 2021 and December 31, 2020.

2.	Transactions, assets and liabilities in foreign currency:

Transactions in foreign currency are initially recorded at the exchange rate in effect on the transaction date. Monetary assets and liabilities in foreign currency are subsequently translated into the functional currency at the exchange rate in effect at each reporting date. Exchange rate differences, other than those capitalized to qualifying assets or carried to equity in hedging transactions, are included in profit or loss. Non-monetary assets and liabilities in foreign currency stated at cost are translated at the exchange rate in effect at the transaction date. Non-monetary assets and liabilities in foreign currency carried at fair value are translated at the exchange rate at the date on which the fair value was determined.

f.	Revenue recognition:

Revenue from contracts with customers is recognized when control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes). The following are the specific revenue recognition criteria which must be met before revenue is recognized:

1.	Revenues from cryptocurrency mining:

The Company has entered into contracts with mining pools and has undertaken the performance obligation of providing computing power to the mining pool in exchange for non-cash consideration in the form of cryptocurrency. The Company measures the non-cash consideration received at the fair market value of the cryptocurrency received. Management estimates fair value on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on www.coinmarketcap.com (“Coinmarketcap”) on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13 Fair Value Measurement. Any difference between the fair value of cryptocurrency recorded upon receipt from mining activities and the actual realized price upon disposal are recorded as a gain or loss on disposition of cryptocurrency.

Cryptocurrency on hand at the end of a reporting period, if any, is classified as digital assets, and is accounted for under IAS 38 Intangible Assets, as an intangible asset with an indefinite useful life initially measured at cost, deemed to be the fair value upon receipt as described above, and subsequently measured under the revaluation model. Under the revaluation model, increases in the cryptocurrency’s carrying amount is recognized in other comprehensive income and under accumulated other comprehensive income in equity. However, increases are recognized in profit or loss to the extent that it reverses a revaluation decrease of cryptocurrency previously recognized in profit or loss. The fair value of cryptocurrency on hand at the end of the reporting period is calculated as the quantity of cryptocurrency on hand multiplied by price quoted on Coinmarketcap as at the reporting date.

The Company reports cryptocurrency on hand at the end of the reporting period as digital assets, which are classified as current assets as management has determined that the cryptocurrency on hand at the end of the reporting period have markets with sufficient liquidity to allow conversion within the Company’s normal operating cycle. The Company presents cryptocurrency pledged as collateral separate from unencumbered cryptocurrency.

2.	Revenues from hosting cryptocurrency mining equipment:

The Company has entered into hosting contracts where it operates mining equipment on behalf of third parties within its facilities. Revenue from hosting contracts is measured as the Company meets its obligation of operating the hosted equipment over time. These contracts have been terminated as of December 31, 2021.

3.	Revenue from electrical services:

The Company, through Volta, sells electrical components and provides electrician installation for those components as well as repair and maintenance services. Revenues from providing services are recognized according to the stage of completion of the transaction as at the balance sheet date. The stage of completion is estimated based on the costs incurred for the transaction compared to the estimated cost of completion for the project. According to this method, revenues are recognized in the reporting period in which the services are provided. In the event that the outcome of the contract cannot be measured reliably, the revenues are recognized to the extent of the recoverable expenses incurred.

Any amounts received in advance for future services to be provided are recorded as deferred revenues (contract liability), grouped with trade payables and accrued liabilities, and recognized as revenue in profit or loss when the services are rendered.

g.	Income tax:

The income tax expense for the year comprises current and deferred taxes. These taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or loss or directly in shareholders’ equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with tax liabilities in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes as long as the disposal of the investments in investees is not probable in the foreseeable future.

h.	Leases:

The accounting policy for leases is applied as follows:

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee:

The Company applies a single recognition and measurement approach for all leases except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Asset Class	Depreciation Method	Depreciation period
Leased premises	Straight-line	4-10 years
Vehicles and other	Straight-line	3-5 years
BVVE and Electrical components	Sum of years	5 years

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset and is classified with property plant and equipment. Refer to the accounting policies in section j Property, plant and equipment.

The right-of-use assets are also subject to impairment. Refer to the accounting policies in section l, Impairment of non-financial assets.

2.	Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

3.	Short-term leases and leases of low value assets:

The Company applies the short-term lease recognition exemption to its short-term leases of machinery, equipment and farming facilities (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). The Company also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

i.	Assets held for sale:

Non-currents assets or a disposal group are classified as held for sale if their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the assets must be available for immediate sale in their present condition, the Company must be committed to their sale, there must be a program to locate a buyer, and it is highly probable that a sale will be completed within one year from the date of classification. From the date of such initial classification, these assets are no longer depreciated and are presented separately as current assets at the lower of their carrying amount and fair value less costs to sell. Other comprehensive income (loss) in respect to a non-current asset or a group of non-current assets that is classified as held for sale is presented separately in equity.

When an entity no longer plans to sell an asset in a sale transaction, it ceases the classification of the asset as held for sale and measures it at the lower of its carrying amount had it not been classified as held for sale or the recoverable amount of the asset on the date of the decision not to sell the asset.

j.	Property, plant and equipment:

Property, plant and equipment are carried at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants, and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment. The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Property, plant and equipment are depreciated as follows:

Blockchain validation and verification equipment (“BVVE”)	—	Sum of years, declining over 5 years
Mineral assets *	—	Units of production method
Electrical equipment	—	Sum of years, declining over 5 years
Leasehold improvements	—	See below
Buildings	—	Declining balance, 4%
Vehicles	—	Declining balance, 30%

*	Since the acquisition of mineral assets in 2018, there has been no production.

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

The sum of years depreciation method is calculated as follows:

	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

k.	Intangible assets:

Intangible assets acquired separately are initially measured at cost plus direct acquisition costs. Intangible assets acquired in business combinations are measured at their fair value as at the acquisition date.

Intangible assets with a finite useful life are amortized over their useful lives using the sum of years method and are reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end. Intangible assets consist of acquired software and a below market lease acquired in a business combination used in the Company’s cryptocurrency mining operations.

Intangible assets are amortized as follows:

Computer software	—	Sum of years, declining over 5 years
Favourable lease	—	See below

Software:

The Company’s assets include computer systems comprised of hardware and software. Certain hardware comes pre-installed with firmware. Without this firmware, the hardware could not function and therefore both the hardware and firmware are classified within property plant and equipment. In contrast, stand-alone software that adds functionality to the hardware is classified as an intangible asset.

The sum of years depreciation method for computer software is calculated as follows:

	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

Favourable lease:

The favourable lease acquired during the business acquisition described in Note 4 is depreciated on a straight-line basis over the the lease term.

l.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the CGU to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

m.	Financial instruments:

1.	Financial assets:

Initial recognition and measurement:

Financial assets are initially measured at fair value plus transaction costs that can be directly attributed to the acquisition of the financial asset, except in the case of a financial asset measured at fair value through profit or loss in respect of which transaction costs are charged to profit or loss.

Subsequent measurement:

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. The Company’s financial assets at amortized cost includes trade receivables and certain items included in other assets. Net changes in financial assets measured at fair value are recognized in the statement of profit or loss.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. This category includes the embedded derivative arising from the repayment terms of the Dominion loan described in Note 14. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Impairment:

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

2.	Financial liabilities:

Initial recognition and measurement:

Financial liabilities are classified at initial recognition at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include trade payables and accrued liabilities, credit facility and long-term debt.

Subsequent measurement:

Financial liabilities are either measured at fair value through profit or loss or at amortized cost. Financial liabilities at fair value through profit or loss included a warrant liability, subject to the amendment of the warrant terms as described in Note 14 and the warrants issued in the private placements described in Note 18. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as financial expenses in the statement of profit or loss. This category generally applies to interest-bearing loans and borrowings.

3.	Derecognition of financial assets:

Financial assets are derecognized when the contractual rights to receive the cash flows from the financial asset expire, or when the Company transfers the contractual rights to receive the cash flows from the financial asset or assumes an obligation to pay the cash flows received in full to a third party without significant delay.

4.	Derecognition of financial liabilities:

Financial liabilities are derecognized when and only when they are extinguished - that is, when the obligation defined in the contract is fulfilled, cancelled or expires. A financial liability is fulfilled when the debtor repays the liability by paying cash; providing other financial assets, goods or services, or is otherwise legally released from the liability.

n.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. Fair value measurement of non-financial assets takes into account the ability of a market participant to derive economic benefits from the asset through its best use, or by selling it to another market participant capable of using the asset to its best use.

Assets and liabilities measured at fair value, or whose fair value is disclosed are classified into categories within the fair value hierarchy, based on the lowest level input that is significant to the overall fair value measurement:

Level 1	—	Unadjusted quoted prices in an active market of identical assets and liabilities
Level 2	—	Non-quoted prices included in Level 1 that are either directly or indirectly observable
Level 3	—	Data that is not based on observable market information, such as valuation techniques without the use of observable market data

o.	Provisions:

Under IAS 37, provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the Company expects that part or all of the expense will be refunded, such as an insurance claim, the refund will be recognized as a separate asset only on the date when there is certainty of receiving the asset. The expense will be recognized in the statement of profit or loss net of the expected refund.

Asset retirement provisions:

These provisions relate to Backbone’s legal obligation, in relation to its leased properties, to restore the properties to their original condition at the end of the lease period. The provisions are calculated at the present value of the expected costs to settle the obligations using estimated future cash flows discounted at a rate that reflects the risks specific to the obligations. Changes in the estimated future costs, or in the discount rate applied, are recorded as an adjustment of the cost of the related asset.

Lawsuits:

A provision for legal claims against the Company is recorded when the Company has a present legal or constructive obligation as a result of past events, and that is more likely than not to be settled with an outflow of economic resources that can be measured reliably.

p.	Shared-based transactions:

Certain employees of the Company are entitled to benefits by way of share-based payment settled with equity instruments.

Transactions settled with equity instruments:

The cost of employee services paid in equity instruments is measured at the fair value of the equity instruments as at the grant date. The fair value is determined using a generally accepted option pricing model. Equity settled transactions with other services providers is measured at the fair value of the goods or services received in return for the equity instruments. The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in contributed surplus during the period which the performance and/or service conditions are to be satisfied and ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and management’s best estimate of the number of equity instruments that will ultimately vest.

Expenses related to grants that do not vest are not recognized, except for grants whose vesting is contingent on market conditions that are treated as vested regardless of these conditions, assuming all other vesting conditions (service and/or performance) were met.

When the Company modifies the terms of equity-settled transactions, an additional expense is recognized, calculated as the increase in the fair value of the compensation granted in excess of the original expense, on the date of the modification. Cancellation of equity settlement that has not vested is treated as if it had vested on the date of cancellation, with the unrecognized expense recognized immediately. However, if the cancellation is subsequently replaced by a new agreement and is designated as an alternative settlement, then it is treated as a modification of the original agreement as described above.

q.	Earnings per share:

Earnings per share is calculated by dividing the net income attributable to the Company’s shareholders by the weighted average number of common shares outstanding during the period. Potential common shares are included in the calculation of diluted earnings per share if their effect dilutes earnings per share from continuing operations. Potential common shares that were converted during the period are included in diluted earnings per share only up to the conversion date, and from that date are included in basic earnings per share.

r.	Share capital:

Share capital represents the amount received on the issuance of shares, less issuance costs (net of tax).

s.	Employee benefits:

The cost of short-term employee benefits is recognized in the period in which the services are rendered.

t.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received before issue expenses to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.